Note 22 - Non-current Allowances and Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about non-current allowances and provisions deducted from non-current receivables [text block]
	Year ended December 31,
	2017	2016

Values at the beginning of the year	(913)	(1,112)
Translation differences	106	199
Used	166	-
Values at the end of the year	(641)	(913)

Disclosure of detailed information about non-current allowances and provisions from liabilities [text block]
	Year ended December 31,
	2017	2016
Values at the beginning of the year	63,257	61,421
Translation differences	366	3,296
Additional provisions	3,994	6,794
Reclassifications	(7,591)	(1,932)
Used	(23,588)	(6,322)
Values at the end of the year	36,438	63,257